Benefit Plans Benefit Plans - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2013
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate			5.06%
Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.21%	5.09%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.09%	4.21%
Expected long-term return on plan assets	7.95%	8.05%
Rate of compensation increase		3.25%
Other Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.21%	5.09%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.09%	4.21%